Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension plan costs	$ 3,600,000	$ 2,300,000	$ 3,300,000
Credit (cost) of postretirement benefits other than pension plans	14,000	84,000	(47,000)
Cost of Allstate Plan	$ 717,000	$ 700,000	$ 492,000